Income taxes - Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current income tax expense	$ 47,999	$ 17,061	$ 46,811
Deferred income tax (income) expense	(16,066)	471	(7,974)
Income tax expense	$ 31,933	$ 17,532	$ 38,837